RELATED PARTY TRANSACTIONS - Founder Shares (Details)			2 Months Ended	7 Months Ended
	Aug. 15, 2025 $ / shares shares	Mar. 28, 2025 USD ($) D $ / shares shares	May 21, 2025 shares	Sep. 30, 2025 USD ($) shares	Sep. 05, 2025 shares
Class B ordinary shares
RELATED PARTY TRANSACTIONS
Share split ratio			1	1
Common shares, outstanding			7,666,667	7,666,667
Class A ordinary shares
RELATED PARTY TRANSACTIONS
Common shares, outstanding			0	0
Founder shares
RELATED PARTY TRANSACTIONS
Restrictions on transfer period of time after business combination completion		1 year
Founder shares | Class B ordinary shares
RELATED PARTY TRANSACTIONS
Share split ratio	1.33
Number of shares transferred	13,333
Transfer price per share | $ / shares	$ 43.48
Common shares, outstanding	7,666,667
Shares held by each independent director	40,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by stockholders	25.00%
Number of shares no longer subject to forfeiture					1,000,000
Founder shares | Class B ordinary shares | Maximum
RELATED PARTY TRANSACTIONS
Number of shares subject to forfeiture	1,000,000
Founder shares | Class B ordinary shares | Subsequent event
RELATED PARTY TRANSACTIONS
Share split ratio	1.33
Number of shares transferred	13,333
Transfer price per share | $ / shares	$ 43.48
Common shares, outstanding	7,666,667
Shares held by each independent director	40,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by stockholders	25.00%
Founder shares | Class B ordinary shares | Subsequent event | Maximum
RELATED PARTY TRANSACTIONS
Number of shares subject to forfeiture	1,000,000
Founder shares | Class A ordinary shares
RELATED PARTY TRANSACTIONS
Stock price trigger (in dollars per share) | $ / shares		$ 12
Threshold number of trading days | D		20
Threshold number of consecutive trading days | D		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences | D		150
Founder shares | Sponsor | Class B ordinary shares
RELATED PARTY TRANSACTIONS
Consideration received from sponsor | $		$ 25,000		$ 25,000
Issuance of ordinary shares (shares)		5,750,000
Common shares, outstanding	7,546,667
Number of shares no longer subject to forfeiture					1,000,000
Founder shares | Sponsor | Class B ordinary shares | Subsequent event
RELATED PARTY TRANSACTIONS
Common shares, outstanding	7,546,667